Other assets (Details) $ in Millions, $ in Millions	Mar. 08, 2022 USD ($)	Mar. 08, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent events
Deposits related to CRA audits			$ 15.6	$ 4.9
Energy well equipment, net			5.4	5.0
Right-of-use assets, net			1.5	2.0
Debt issue costs			1.2	1.3
Furniture and fixtures, net			0.2	0.4
Other assets			$ 23.9	$ 13.6
Subsequent deposit for audit by CRA
Subsequent events
Deposits related to CRA audits	$ 22.7	$ 28.7